Intangible Assets (Changes in the Carrying Amount of Goodwill, by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
Balance at December 31	$ 1,352,281	$ 1,337,064
Goodwill acquired during the year	402,575
Earn-out and milestone payments	1,122	2,983
Purchase adjustments	615	579
Effect of foreign currency translation	(22,871)	11,655
Balance at December 31	$ 1,733,722	$ 1,352,281